Employee benefits - Expenses recognized in profit or loss (Details) - USD ($) $ in Thousands				12 Months Ended
	Sep. 25, 2025	Sep. 26, 2024	Sep. 26, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Interest income				$ (9,842)	$ (9,907)	$ (8,746)
Cost of revenues				577,812	630,601	681,931
Research and development				161,128	160,329	171,392
Sales and marketing				23,392	23,530	23,856
Total compensation				132,866	136,525	146,494
Income tax benefit				9,592	(2,435)	(5,028)
Cash award expenses
Statement [line items]
Cost of revenues					60	174
Research and development				1,211	6,193	15,273
General and administrative				102	546	1,401
Sales and marketing				346	1,086	2,797
Total compensation				1,659	7,885	19,645
Income tax benefit				$ 350	$ 1,770	$ 4,167
Total annual bonus cash payouts	$ 269	$ 1,035	$ 729
Vested on grant date	$ 122	$ 164	$ 187